CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net loss	$ (65,142,000)	$ (97,023,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,689,000	381,000
Amortization of intangible asset	563,000	50,000
Amortization of debt discount	648,000	498,000
Loss on extinguishment of debt	0	998,000
Accretion and amortization of interest income	22,000	(106,000)
Stock-based compensation expense	3,810,000	9,026,000
Loss on issuance of legacy convertible preferred stock	2,053,000	16,819,000
Change in fair value of warrants	298,000	795,000
Change in fair value of earn-out liabilities	(47,038,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,192,000)	751,000
Prepaid expenses and other assets	(8,979,000)	109,000
Accounts payable	(3,094,000)	1,730,000
Accrued expenses, other liabilities and non-current liabilities	7,144,000	3,953,000
Deferred revenues	175,000	(5,875,000)
Net cash used in operating activities	(109,043,000)	(67,894,000)
Investing Activities:
Proceeds from maturities of short-term investments	16,525,000	79,600,000
Purchases of short-term investments	(8,014,000)	(16,025,000)
Purchases of property and equipment	(3,278,000)	(3,900,000)
Purchases of intangible assets	(1,350,000)	0
Milestone based license fee payment	(1,000,000)	(750,000)
Net cash provided by investing activities	2,883,000	58,925,000
Financing Activities:
Proceeds from issuance of convertible preferred stock, net	19,917,000	111,054,000
Proceeds from Business Combination, net of transactions costs paid	144,301,000	0
Repayment of note assumed in the Business Combination	(1,000,000)	0
Proceeds from issuance of debt	0	31,000,000
Principal payments on debt	0	(17,280,000)
Deferred financing fees and related debt issuance costs	0	(1,500,000)
Proceeds from exercise of stock options	859,000	409,000
Net cash provided by financing activities	164,077,000	91,703,000
Net increase in cash, cash equivalents and restricted cash	57,917,000	82,734,000
Cash, cash equivalents and restricted cash—beginning of period	112,061,000	29,327,000
Cash, cash equivalents and restricted cash—end of period	169,978,000	112,061,000
Supplemental disclosure of cash flow information:
Cash paid for interest	3,709,000	2,039,000
Supplemental disclosure of non-cash investing and financing information:
Recognition of warrant liability	10,907,000	0
Recognition of warrant liability	16,487,000	1,860,000
Recognition of earn-out liabilities	95,401,000	0
Note payable and net liabilities assumed in the Business Combination (excluding warrant liabilities)	1,147,000	0
Deferred offering and equity issuance costs included in accounts payable and accrued expenses	700,000	42,000
Purchase of intangible asset with seller financing	1,011,000	0
Purchases of property and equipment in accounts payable and accrued expenses	388,000	38,000
Embedded debt derivative	$ 0	$ 675,000